Organization	12 Months Ended
Dec. 31, 2017
Organization

(1)	Organization
Allianz Life Insurance Company of New York (the Company) is a wholly-owned subsidiary of Allianz Life Insurance Company of North America (Allianz Life), which is a wholly-owned subsidiary of Allianz of America, Inc. (AZOA). AZOA is a wholly-owned subsidiary of Allianz Europe, B.V., which is a wholly-owned subsidiary of Allianz SE. Allianz SE is a European company registered in Munich, Germany, and is the Company's ultimate parent.
The Company is a life insurance company licensed to sell annuity, group and individual life, individual long-term care (LTC), and group accident and health policies in six states and the District of Columbia. Based on statutory net premium written, the Company's business is predominately annuity. The annuity business consists of variable-indexed and variable annuities. Accident and health business consists principally of LTC insurance. The Company has discontinued selling fixed annuity, life, and LTC products. The Company's primary distribution channel is through broker-dealers.